Related parties transactions - Schedule of related parties transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Sales to former parent		$ 0	$ 0	$ 4
Contract manufacturing revenues from former parent	$ 47		47	0
Purchases from former parent	$ 19		$ 19	$ 4